INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

	Estimated life in years	December 31, 2022	December 31, 2021

Intangible asset	10	$3,000,000	$3,000,000
Less:
Impairment		(2,625,000)	-
Accumulated amortization		(375,000)	(75,000)
Intangible assets, net		$-	$2,925,000

Beginning accumulated amortization		$75,000	$-

Amortization expense		300,000	75,000

Ending accumulated amortization		$375,000	$75,000